Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2020	Oct. 31, 2019
Disclosure of deposits from customers [line items]
Demand	$ 105,363
Notice	587,946
Term	354,474
Total	1,047,783	$ 1,018,962
Personal [member]
Disclosure of deposits from customers [line items]
Demand	15,046
Notice	444,345
Term	59,264
Total	518,655	503,430
Bank Deposits [member]
Disclosure of deposits from customers [line items]
Demand	8,432
Notice	385
Term	8,406
Total	17,223	16,751
Business and government [member]
Disclosure of deposits from customers [line items]
Demand	81,885
Notice	143,216
Term	147,438
Total	372,539	366,796
Trading deposits [member]
Disclosure of deposits from customers [line items]
Term	27,344
Total	27,344	26,885
Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term	112,022
Total	112,022	105,100
Canada [member]
Disclosure of deposits from customers [line items]
Total	580,453
Canada [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	240,357
Canada [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	13,813
Canada [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	271,608
Canada [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	15,369
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	39,306
United States [member]
Disclosure of deposits from customers [line items]
Total	436,473
United States [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	278,274
United States [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	198
United States [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	97,469
United States [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	3,037
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	57,495
International [member]
Disclosure of deposits from customers [line items]
Total	30,857
International [member] | Personal [member]
Disclosure of deposits from customers [line items]
Total	24
International [member] | Bank Deposits [member]
Disclosure of deposits from customers [line items]
Total	3,212
International [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Total	3,462
International [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Total	8,938
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Total	15,221
Domestic Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	45,017	43,887
Domestic Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	535,436	530,608
Foreign Offices [member] | Non interest bearing deposits [member]
Disclosure of deposits from customers [line items]
Total	53,276	53,381
Foreign Offices [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	414,044	391,076
US federal funds deposited [member] | Interest bearing deposits 1 [member]
Disclosure of deposits from customers [line items]
Total	$ 10	$ 10